STEIN ROE GROWTH INVESTOR FUND, CLASS S
                     A CLASS OF LIBERTY GROWTH INVESTOR FUND


                       ANNUAL REPORT o SEPTEMBER 30, 2001

                                                   logo: Stein Roe MUTUAL FUNDS

Contents

From the President                                            1
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Special Economic Commentary                                   3
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Performance Summary                                           5
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Portfolio Managers' Report                                    6
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Investment Portfolio                                          9
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Financial Statements                                          13
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Notes to Financial Statements                                 20
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Financial Highlights                                          28
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Report of Independent Accountants                             30
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Unaudited Information                                         31
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For monthly performance updates on all Stein Roe funds, please visit
steinroe.com. Must be preceded or accompanied by a prospectus.

Photo of: Keith T. Banks



Dear Shareholder,

     I would like to take this opportunity to let you know that the sale of Liberty Financial's asset management companies to FleetBoston Financial was completed effective November 1, 2001. As a result, Stein Roe & Farnham is now part of the Fleet organization.

     In light of the events of September 11 and recent turmoil in the markets, I think it is important to assure you that only ownership of Stein Roe has changed. You will see no immediate change in your investment. Your fund will continue to be guided by Dave Brady and Erik Gustafson, following the same investment principles which attracted you to the fund in the first place--growth-focused investments in some of America's leading companies.

     The US economic outlook has been far from bright for the past year, as the country fell into a bear market from which it has yet to recover. Few equity sectors were unaffected, though the downturn has hit large-cap growth stocks with particular ferocity. The result was disappointing performance from many funds in that category--Stein Roe Growth Investor Fund being no exception.

     In the following report, you will find discussion from your portfolio managers that refers to the entire year ended September 30, 2001. We realize that the recent terrorist attacks and their aftermath are foremost in the minds of many, as they are in ours. Accordingly, in the following pages we have provided commentary from Al Kugel, executive vice president and senior investment strategist at Stein Roe. In this special feature you'll find discussion of the potential short- and long-term economic impact of these recent tragedies.



                              1 From the President

     We thank you for investing in Stein Roe Growth Investor Fund, and for giving us the opportunity to serve your investment needs.

     Sincerely,

     /s/ Keith T. Banks

     Keith T. Banks
     President


Meet the new president

Effective November 1, 2001, Mr. Keith Banks has taken on the position of President of Stein Roe Growth Investor Fund. Mr. Banks is currently chief investment officer and chief executive officer of Fleet Asset Management, a position he has held since 2000. Prior to joining Fleet, he was managing director and head of US equity for J.P Morgan Investment Management from 1996-2000. He began his investment career in 1981 as equity analyst at Home Insurance. A chartered financial analyst, Mr. Banks earned his BA from Rutgers University and his MBA from Columbia Business School.


Economic and market conditions can change frequently. There is no assurance that trends described herein will continue or commence.

Special Economic Commentary



Alfred F. Kugel, Executive Vice President and Senior Investment Strategist at Stein Roe & Farnham, Inc., has 48 years' investment experience.

     The September 11 terrorist strikes on the US were enormously shocking events and will likely represent a watershed moment for America and perhaps the world. Partisan wrangling over the budget and various spending programs has been set aside for a time as members of both parties fall in behind the president to combat this threat. Congress has passed a bill to provide $40 billion to fight terrorism and provide aid to victims and their families. There has been legislation to provide $15 billion to support the airline industry. In addition, further fiscal action to help shore up the economy is expected, in the form of additional spending and possibly an additional tax cut.

The Fed to the rescue

     Prior to the latest developments, the Fed was on a path of aggressive monetary stimulation. Immediately following the terrorist acts, the Federal Open Market Committee (FOMC) flooded the financial system with liquidity to offset the surge in the float (unprocessed checks) caused by transportation disruptions around the country. Additionally, the Fed announced its eighth, ninth and tenth rate cuts of the year on September 17, October 2 and November 6. The central banks of the other G-7 nations have taken action to encourage monetary stimulation, so the effort has been essentially worldwide.

The stock market reacts

     The outlook for the economy and corporate profits has become considerably more clouded in light of recent events. In the first week after trading resumed on the New York Stock Exchange, the S&P 500 Index fell by 12%--its worst one-week decline in over 60 years. Fortunately, the situation has stabilized and although the market remains volatile, it has recovered to near pre-attack levels.

                         3 Special Economic Commentary

     However, there is certainly no indication that a new bull market is imminent. Bad news about the earnings prospects of specific companies and about the economy in general is expected over the next few months. However, we believe the economic and financial situation is fundamentally sound, and the massive doses of monetary and fiscal stimulation are expected to lead to better times in 2002. Most importantly, consumers need to get back to "business as usual."

Falling into recession

     The US has been narrowly skirting a recession all year, with good consumption growth just barely offsetting the slump in manufacturing. The psychological impact of the terrorist strikes here at home has adversely affected the desire and willingness of consumers to spend, at least temporarily. As a result, the economy has now fallen into recession, which will likely last for the balance of the year.
     Based on prior crisis periods, however, this negative consumer reaction should be temporary, and we look for consumption and economic activity to improve early in 2002. In fact, the upward momentum in the economy next year may be somewhat more vigorous than expected previously, although we will be starting from a more depressed level. However, there will likely be several factors in play--the extent of new cutbacks in employment, the possibility of additional terrorist actions against the US and the successes of our campaign against terrorist cells--none of which are really predictable at this time.


The opinions expressed are those of the contributor and are subject to change.

An investment in Stein Roe Growth Investor Fund offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business developments. The fund's approach offers the potential for long-term growth, but also involves the possibility of losses due to the sensitivity of growth stock prices to changes in current or expected earnings.

Please visit steinroe.com for Alfred F. Kugel's monthly market commentary.

Average annual total return (%)
Period ended September 30, 2001

                                             1-year     5-year     Life
------------------------------------------------------------------------
Growth Investor Fund                         -39.74      4.37      12.62
------------------------------------------------------------------------
S&P 500 Index                                -26.61      10.23     13.99
------------------------------------------------------------------------
Lipper Large Cap
Growth Fund Category*                        -43.57      6.01     10.21*
------------------------------------------------------------------------

* Lipper Category and index as of 4/30/94

INVESTMENT COMPARISONS

Value of a $10,000 Investment, April 29, 1994 to September 30, 2001


LINE CHART:
                                                           Stein Roe
                       S&P 500 Index                  Growth Investor Fund

4/29/94                    10000                              10000
                           10164                              10040
                           9914.98                            9699.64
                           10240.2                            9859.69
                           10660                              10299.4
1994                       10398.9                            10239.7
                           10632.8                            10659.5
                           10245.8                            10449.5
                           10397.5                            10737.9
                           10666.7                            10778.7
                           11082.7                            11031
                           11409.7                            11413.7
                           11745.1                            11545
                           12214.9                            11736.6
                           12498.3                            12723.7
                           12913.3                            13489.7
                           12945.5                            13661
1995                       13491.9                            14395.9
                           13443.3                            14103.7
                           14033.4                            14909
                           14304.3                            15010.4
                           14790.6                            15597.3
                           14928.2                            15806.3
                           15071.5                            16465.4
                           15293                              17575.2
                           15687.6                            18422.3
                           15747.2                            18777.9
                           15051.2                            17532.9
                           15368.8                            18318.4
1996                       16234                              19510.9
                           16682.1                            19782.1
                           17943.3                            20557.6
                           17588                              20278
                           18687.2                            21220.9
                           18833                              20669.2
                           18059                              19292.6
                           19137.1                            20158.8
                           20302.5                            21719.1
                           21214.1                            22759.5
                           22900.6                            24341.3
                           21618.2                            23506.4
1997                       22802.9                            24655.8
                           22041.3                            23940.8
                           23061.8                            24536.9
                           23458.4                            25606.7
                           23718.8                            25760.4
                           25428.9                            27826.4
                           26730.9                            28903.2
                           27000.9                            29232.7
                           26536.5                            28233
                           27613.8                            29847.9
                           27318.4                            28868.9
                           23373.6                            23513.7
1998                       24864.8                            24931.6
                           26888.8                            26646.9
                           28521                              28219
                           30163.8                            30123.8
                           31424.7                            31521.6
                           30447.3                            30405.7
                           31665.2                            32783.4
                           32890.7                            33668.6
                           32114.5                            32554.2
                           33896.8                            34126.5
                           32839.2                            32324.7
                           32678.3                            31700.8
1999                       31782.9                            30978
                           33794.8                            33502.7
                           34487.6                            35600
                           36512                              39665.5
                           34679.1                            38781
                           34023.7                            41864.1
                           37351.2                            43078.1
                           36226.9                            39601.7
                           35484.3                            35962.3
                           36360.7                            39274.4
                           35793.5                            38257.2
                           38016.3                            42060
2000                       36009                              40091.6
                           35857.8                            38780.6
                           33032.2                            33894.2
                           33194.1                            35073.8
                           34372.4                            36809.9
                           31237.7                            33040.6
                           29257.2                            30483.2
                           31530.5                            33400.5
                           31741.7                            33203.4
                           30970.4                            31958.3
                           30666.9                            29893.8
                           28747.2                            27861
9/30/01                    26407                              24167


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT STEINROE.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell your shares. The above illustration assumes a $10,000 investment made on April 29, 1994 (4/30/94 for S&P 500 Index) and reinvestment of income and capital gains distributions. The S&P 500 Index is an unmanaged group of large-cap stocks that differs from the composition of the fund; it is not available for direct investment.

Lipper Inc., a monitor of mutual fund performance and the source of the above category averages, reclassified the Stein Roe fund shown above into a new peer group as of 9/30/99. For the one-year period shown the fund ranked 306 out of 817 in the Lipper Large Cap Growth Fund Category. Large-cap growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

Stein Roe Growth Investor Fund commenced operations on 3/31/1999. The fund is a feeder fund in a master/feeder structure and invests all of its investable assets in SR&F Growth Investor Portfolio, which has the same investment objective and policies as the fund. The fund's historical performance for all periods prior to 3/31/1999 is the performance of STEIN ROE YOUNG INVESTOR FUND, a separate feeder fund of the SR&F Growth Investor Portfolio, which commenced operations on April 29, 1994. Performance for Young Investor Fund is not restated for any difference in expenses between Growth Investor Fund and Young Investor Fund. Performance after 3/31/1999 is the performance of Growth Investor Fund.


                             5 Performance Summary

Fund Commentary

COMMENTARY FROM DAVID BRADY
AND ERIK GUSTAFSON,
PORTFOLIO MANAGERS OF
STEIN ROE GROWTH INVESTOR FUND

Investment Objective and Strategy
Stein Roe Growth Investor Fund seeks long-term growth by investing primarily in common stocks believed to have long-term growth potential.

Fund Inception:
March 31, 1999

Net Assets:
$25.7 million



     The year ending September 30, 2001 was difficult for most areas of the market. In the midst of abysmal market conditions, Stein Roe Growth Investor Fund showed a return of negative 39.74%. The fund underperformed the S&P 500, which posted a total return of negative 26.61%. The fund's underperformance can be attributed to the misfortunes of many large cap growth issues, which were particularly hard hit during the recent market slowdown, and to poor performance of sectors where the fund is heavily weighted. Though performance during the period was not what we would have liked, the fund outperformed its peers, according to Lipper Inc. For the year, the Lipper Large Cap Growth Funds average was down 43.57%.

Tech and telecommunications hurt performance
     Without a doubt, stocks from the technology and telecommunications sectors had the most significant negative impact on the fund's return. As those sectors plummeted, the fund's positions in companies like Rational Software (0.7% of net assets) hurt fund performance. Data storage companies such as EMC (0.5% of net assets) and Network Appliance (0.3% of net assets) held up a bit longer than the rest of the tech sector, but their performance eventually deteriorated as well. In the telecommunications sector, misfortunes for broadband company Level 3 Communications (0.2% of net assets) produced a domino effect, resulting in negative performance from Corning (0.4% of net assets), which had relied on Level 3 as a customer.
     Our strategy has always been to buy and hold companies that we feel exhibit significant growth potential over the long term. Though market conditions over the past year have certainly been challenging, we still believe in the potential value of the stocks in our portfolio.

                          6 Portfolio Managers' Report

Many companies whose businesses have suffered in the slowing economy are still fundamentally sound, and should be able to recover as the market improves. These are the names that we have held on to--strong companies that we feel benefit from skillful management and have shown the potential for positive long-term results.

Bright spots in financial services and consumer products
     Despite the lackluster market environment, some sectors did perform well. The fund's relatively large position in health care and consumer products company Johnson & Johnson (5.0% of net assets) helped performance by offsetting some of the negative influence from tech and telecommunications. Further, toy manufacturer Mattel (3.2% of net assets) performed well for us this year under the guidance of new management. The financial services industry also proved to be a source of positive performance, as the fund's positions in Texas Regional Bancshares (1.6% of net assets) and Household International (4.8% of net assets) boosted performance.

Fund strategy moves toward mid- and small-cap names
     In order to protect the fund from the worst of the market decline, we felt it was necessary to shift our strategy a bit during the period. Gradually, we began selling large-cap companies whose fundamentals had changed or declined, and replacing them with mid- and small-cap names that we felt showed excellent growth potential. For example, we purchased Gentex (1.1% of net assets), a manufacturer of auto-dimming mirrors for the automobile industry. Though the recent slowdown in auto sales has presented difficulties for Gentex, the company's long-term results have been encouraging.


Boxed Text:
Top 10 Equity Holdings (% of net assets)
Johnson & Johnson                     5.0
Household International               4.8
Citigroup                             4.1
Walgreen                              3.9
Safeway                               3.8
Kinder Morgan                         3.6
Wells Fargo                           3.5
American Homes Products               3.3
Microsoft                             3.3
General Electric                      3.2

Recovery may be delayed into 2002
     The attacks of September 11th have had a profound impact on just about every aspect of life in the United States. The most heinous of these is the staggering loss of life that resulted from these atrocities. The effects on the US economic recovery are also of concern. We feel that the uncertainty created by the attacks and the events surrounding them will delay the recovery into 2002. However, we continue to believe in the value of the companies in the portfolio. As growth managers, our approach has always been to examine the strength and merit of a company independent of current market conditions. We feel confident that, as things turn around, these companies are well positioned for recovery.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT STEINROE.COM FOR MONTHLY PERFORMANCE UPDATES.

An investment in the fund offers significant long-term growth potential, but also involves certain risks, including more volatility than the stock market in general. The fund may be affected by stock market fluctuations that occur in response to economic and business developments. Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives to those of the fund. Past performance cannot predict future results. Past performance is no guarantee of future results. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. Share price and investment returns will vary, so you may have a gain or loss when you sell your shares. Portfolio holdings are as of 9/30/01 and are subject to change.


Portfolio Asset Allocation
September 30, 2001
Pie Chart:
Cash, Equivalents & Other             2.0
Equities                             98.0


Boxed Text:
Equity Portfolio Highlights as of 9/30/01
                        Portfolio    S&P 500 Index
Number of holdings          53              500
Dollar Weighted
   Median Market
   Capitalization ($mil)  26,596          54,314

Investment Portfolio
September 30, 2001


Common Stocks- 98.0%                                    Shares       Value

CONSUMER DISCRETIONARY- 22.2%
Automobiles & Components - 2.1%
   Auto Parts & Equipment - 1.1%
   Gentex Corp.  (a)........................        400,000    $ 9,556,000
                                                              ------------

   Automobile Manufacturers - 1.0%
   Ford Motor Co............................        500,000      8,675,000
                                                              ------------

Consumer Durables & Apparel- 3.2%
   Leisure Products - 3.2%
   Mattel, Inc..............................      1,800,000     28,188,000
                                                              ------------

Hotels, Restaurants & Leisure - 3.2%
   Leisure Facilities - 0.7%
   Cedar Fair, L.P..........................        315,000      6,158,250
                                                              ------------

   Restaurants - 2.5%
   McDonald's Corp..........................        800,000     21,712,000
                                                              ------------

Media - 12.5%
   Broadcasting & Cable - 9.0%
   AOL Time Warner, Inc. (a)................        560,000     18,536,000
   Clear Channel Communications, Inc.  (a)..        510,000     20,272,500
   EchoStar Communications Corp., Class A  (a)      200,000      4,654,000
   Hispanic Broadcasting Corp.  (a).........        900,000     14,490,000
   Liberty Media Corp., Class A  (a)........      1,700,000     21,590,000
                                                              ------------
                                                                79,542,500
                                                              ------------
   Movies & Entertainment - 3.5%
   The Walt Disney Co.......................        850,000     15,827,000
   Viacom, Inc. Class B  (a)................        425,000     14,662,500
                                                              ------------
                                                                30,489,500
                                                              ------------
Retailing - 1.2%
   Apparel Retail - 1.2%
   The Gap, Inc.............................        850,000     10,157,500
                                                              ------------

CONSUMER STAPLES- 7.7%
Food & Drug Retailing - 7.7%
   Drug Retail - 3.9%
   Walgreen Co..............................      1,000,000     34,430,000
                                                              ------------

   Food Retail - 3.8%
   Safeway, Inc.  (a).......................        850,000     33,762,000
                                                              ------------


See notes to Investment Portfolio.

                        9 SR&F Growth Investor Portfolio

                                                     Shares          Value

ENERGY - 1.2%
   Oil & Gas Drilling - 1.2%
   Santa Fe International Corp..............        500,000   $ 10,625,000
                                                              ------------

FINANCIALS - 19.9%
   Banks - 6.1%
   Bank of New York Co., Inc................        250,000      8,750,000
   Texas Regional Bancshares, Inc., Class A.        412,500     14,095,125
   Wells Fargo & Co.........................        700,000     31,115,000
                                                              ------------
                                                                53,960,125
                                                              ------------
   Consumer Finance - 7.2%
   Household International, Inc.............        750,000     42,285,000
   MBNA Corp................................        700,000     21,203,000
                                                              ------------
                                                                63,488,000
                                                              ------------
   Diversified Financial Services - 6.6%
   Citigroup, Inc...........................        900,000     36,450,000
   The Goldman Sachs Group, Inc.............        300,000     21,405,000
                                                              ------------
                                                                57,855,000
                                                              ------------
HEALTH CARE - 10.2%
Pharmaceuticals & Biotechnology - 10.2%
   Biotechnology - 1.9%
   Genentech, Inc.  (a).....................        375,000     16,500,000
                                                              ------------

   Pharmaceuticals - 8.3%
   American Home Products Corp..............        500,000     29,125,000
   Johnson & Johnson........................        800,000     44,320,000
                                                              ------------
                                                                73,445,000
                                                              ------------
INDUSTRIALS - 7.4%
Capital Goods - 5.6%
   Industrial Conglomerates - 5.6%
   General Electric Co......................        765,000     28,458,000
   Tyco International Ltd...................        450,000     20,475,000
                                                              ------------
                                                                48,933,000
                                                              ------------
Commercial Services & Supplies  - 1.8%
   Data Processing Services - 1.3%
   Paychex, Inc.............................        375,000     11,816,250
                                                              ------------

   Diversified Commercial Services - 0.5%
   Exult, Inc.  (a).........................        350,000      4,091,500
                                                              ------------

INFORMATION TECHNOLOGY - 14.6%
Software & Services - 7.8%
   Applications Software - 4.1%
   BEA Systems, Inc.  (a)...................        500,000      4,795,000
   Intuit, Inc.  (a)........................        700,000     25,060,000
   Rational Software Corp.  (a).............        700,000      6,062,000
                                                              ------------
                                                                35,917,000
                                                              ------------

See notes to Investment Portfolio.

                                                     Shares          Value

   Systems Software - 3.7%
   Microsoft Corp.  (a).....................        560,000   $ 28,655,200
   VERITAS Software Corp.  (a)..............        225,000      4,149,000
                                                              ------------
                                                                32,804,200
                                                              ------------
Technology Hardware & Equipment - 6.8%
   Computer Hardware - 1.6%
   Apple Computer, Inc......................        925,000     14,346,750
                                                              ------------

   Computer Storage & Peripherals - 0.8%
   EMC Corp.  (a)...........................        350,000      4,112,500
   Network Appliance, Inc.  (a).............        400,000      2,720,000
                                                              ------------
                                                                 6,832,500
                                                              ------------
   Networking Equipment - 0.7%
   Cisco Systems, Inc.  (a).................        530,000      6,455,400
                                                              ------------

   Semiconductors - 1.5%
   Maxim Integrated Products, Inc.  (a).....        385,000     13,451,900
                                                              ------------

   Telecommunications Equipment - 2.2%
   Comverse Technology, Inc.  (a)...........        240,000      4,915,200
   Corning, Inc.............................        400,000      3,528,000
   Nokia Oyj, ADR...........................        500,000      7,825,000
   Scientific-Atlanta, Inc..................        200,000      3,510,000
                                                              ------------
                                                                19,778,200
                                                              ------------
INSURANCE - 1.5%
   Life & Health Insurance - 1.5%
   AFLAC, Inc...............................        500,000     13,500,000
                                                              ------------

MATERIALS - 3.1%
Chemicals - 1.3%
   Specialty Chemicals - 1.3%
   Minerals Technologies, Inc...............        300,000     11,322,000
                                                              ------------

Metals & Mining - 1.8%
   Aluminum - 1.8%
   Alcoa, Inc...............................        500,000     15,505,000
                                                              ------------

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecom Services - 1.3%
   Alternative Carriers - 0.2%
   Level 3 Communications, Inc.  (a)........        425,000      1,606,500
                                                              ------------

See notes to Investment Portfolio.

                                                     Shares          Value

   Integrated Telecom Services - 1.1%
   Qwest Communications International,
      Inc. (a)..............................        583,050   $  9,736,935
                                                              ------------

UTILITIES - 8.9%
   Electric Utilities - 4.3%
   Calpine Corp.  (a).......................        820,000     18,704,200
   Duke Energy Corp.........................        500,000     18,925,000
                                                              ------------
                                                                37,629,200
                                                              ------------
   Gas Utilities - 3.6%
   Kinder Morgan, Inc.......................        650,000     31,986,500
                                                              ------------

   Multi-Utilities - 1.0%
   Enron Corp...............................        320,000      8,713,600
                                                              ------------


TOTAL COMMON STOCKS
   (cost of $963,053,246)...................                   862,970,310
                                                              ------------

--------------------------------------------------------------------------------

Short-Term Obligation - 1.4%                            Par
Commercial Paper - 1.4%
   UBS Financial,
     3.450%(b)  10/01/01....................    $11,980,000     11,980,000
                                                              ------------
      (cost of $11,980,000)
--------------------------------------------------------------------------------

TOTAL INVESTMENTS - 99.4%
   (cost of $975,033,246)(c)................                   874,950,310
                                                              ------------


Other Assets & Liabilities, Net - 0.6%......                     5,866,839
                                                              ------------

Net Assets - 100.0%.........................                  $880,817,149
                                                              ============


Notes to Investment Portfolio:
--------------------------------------------------------------------------------
(a)  Non-income producing.
(b)  Rate represents yield at time of purchase.
(c)  Cost for federal income tax purposes is $974,842,303.

        Acronym              Name
       --------   ---------------------------
          ADR     American Depositary Receipt

See notes to financial statements.

Statement of Assets and Liabilities
-----------------------------------
September 30, 2001

Assets
Investments, at value (cost of $975,033,246)...............   $874,950,310
Cash.......................................................          5,322
Receivable for:
   Investments sold........................................      5,898,718
   Dividends...............................................        436,770
                                                             -------------
   Total Assets............................................    881,291,120
                                                             -------------

Liabilities
Payable for:
   Management fee..........................................        452,933
   Bookkeeping fee.........................................            851
   Transfer agent fee......................................            509
Other liabilities..........................................         19,678
                                                             -------------
   Total Liabilities.......................................        473,971
                                                             -------------
Net Assets Applicable to Investors' Beneficial Interest....   $880,817,149
                                                             =============


See notes to financial statements.

                       13 SR&F Growth Investor Portfolio

Statement of Operations

September 30, 2001

Investment Income
Dividend income............................                   $  7,198,896
Interest income............................                      3,017,205
                                                            --------------
   Total Investment Income.................                     10,216,101

Expenses
Management fee.............................     $6,705,965
Bookkeeping fee............................         43,735
Transfer agent fee.........................          6,000
Custody fee................................         38,131
Other expenses.............................        113,214
                                               -----------
   Total Expenses..........................      6,907,045
Custody credits earned.....................         (5,646)
                                               -----------
   Net Expenses............................                      6,901,399
                                                            --------------
   Net Investment Income...................                      3,314,702
                                                            --------------

Net Realized and Unrealized Gain (Loss)
on Investments
Net realized loss on investments...........                    (48,061,846)
Net change in unrealized appreciation/depreciation
   on investments..........................                   (530,065,309)
                                                            --------------
   Net Loss................................                   (578,127,155)
                                                            --------------
   Decrease in Net Assets from Operations..                  $(574,812,453)
                                                            ==============


See notes to financial statements.

Statement of Changes in Net Assets

                                                Year ended      Year ended
                                             September 30,   September 30,
Increase (Decrease) in Net Assets                     2001            2000
                                              ------------    ------------

Operations
Net investment income......................   $  3,314,702    $    763,089
Net realized gain (loss) on investments....    (48,061,846)    140,321,679
Net change in unrealized appreciation/
   depreciation on investments.............   (530,065,309)    187,930,573
                                              ------------    ------------
   Net Increase (Decrease) from Operations.   (574,812,453)    329,015,341
                                              ------------    ------------

Transactions in Investors'
Beneficial Interest
Contributions..............................    333,075,715     885,013,201
Withdrawals................................   (322,689,672)   (755,624,983)
                                              ------------    ------------
   Net Increase from Transactions in
     Investors' Beneficial Interest........     10,386,043     129,388,218
                                              ------------    ------------
   Total Increase (Decrease) in Net Assets.   (564,426,410)    458,403,559

Net Assets:
Beginning of period........................  1,445,243,559     986,840,000
                                            --------------  --------------
End of period.............................. $  880,817,149  $1,445,243,559
                                            ==============  ==============


See notes to financial statements.

Statement of Assets and Liabilities
September 30, 2001

Assets:
Investment in Portfolio, at value..........................  $25,693,379
Receivable for:
   Fund shares sold........................................       17,661
   Expense reimbursement due from Advisor..................       73,040
Other assets...............................................        1,176
                                                             -----------
   Total Assets............................................   25,785,256
                                                             -----------

Liabilities
Payable for:
   Fund shares repurchased.................................        6,450
   Administration fee......................................        3,369
   Transfer agent fee......................................        5,339
   Reports to shareholders.................................        8,670
   Audit fee...............................................       13,129
Other liabilities..........................................       13,580
                                                             -----------
   Total Liabilities.......................................       50,537
                                                             -----------
Net Assets.................................................  $25,734,719
                                                             ===========
Composition of Net Assets
Paid in capital............................................  $39,326,763
Accumulated net realized loss allocated from Portfolio.....   (9,494,607)
Net unrealized depreciation allocated from Portfolio.......   (4,097,437)
                                                             -----------
Net Assets.................................................  $25,734,719
                                                             ===========
Liberty Growth Investor Fund:
Net asset value and redemption price per share - Class A
   ($2,771,309/377,727)....................................  $      7.34(a)
                                                             ===========
Maximum offering price per share - Class A
   ($7.34/0.9425)..........................................  $      7.79(b)
                                                             ===========
Net asset value and offering price per share - Class B
   ($10,447,069/1,443,532).................................  $      7.24(a)
                                                             ===========
Net asset value and offering price per share - Class C
   ($679,891/93,919).......................................  $      7.24(a)
                                                             ===========
Net asset value, offering and redemption price per share-
Class Z ($677/92)..........................................  $      7.36
                                                             ===========
Stein Roe Growth Investor Fund:
Net asset value, offering and redemption price per
   share - Class S ($11,835,773/1,605,629).................  $      7.37
                                                             ===========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

                       16 Stein Roe Growth Investor Fund

Statement of Operations
September 30, 2001

Investment Income:
Dividend income allocated from Portfolio...                  $   205,055
Interest income allocated from Portfolio...                       84,408
                                                             -----------
   Total Investment Income.................                      289,463
Expenses:
---------
Expenses allocated from Portfolio..........        $196,501
Administration fee.........................          50,959
Service fee - Class A......................           9,150
Service fee - Class B......................          33,255
Service fee - Class C......................           2,111
Distribution fee - Class A.................           3,656
Distribution fee - Class B.................          99,765
Distribution fee - Class C.................           6,333
Transfer agent fee.........................         121,057
Bookkeeping fee............................          19,934
Registration fee...........................          61,135
Reports to shareholders....................          48,945
Other expenses.............................          38,186
                                                   --------
   Total Expenses..........................         690,987

Fees and expenses waived or borne by Advisor       (165,200)
Fees waived by Distributor - Class A.......          (1,826)
                                                   --------
   Net Expenses............................                      523,961
                                                             -----------
   Net Investment Loss.....................                     (234,498)
                                                             -----------


Net Realized and Unrealized Gain
Loss) on Investments Allocated from Portfolio
Net realized loss on investments allocated
   from Portfolio..........................                   (7,759,908)
Net change in unrealized appreciation/depreciation
   on investments allocated from Portfolio.                   (8,696,982)
                                                            ------------
   Net Loss................................                  (16,456,890)
                                                            ------------
Decrease in Net Assets from Operations.....                 $(16,691,388)
                                                            ============


See notes to financial statements.

Statement of Changes in Net Assets

                                              Year Ended      Year Ended
                                           September 30,   September 30,
Increase (Decrease) in Net Assets                   2001            2000(a)
                                             -----------     -----------
Operations:
Net investment loss.....................     $  (234,498)    $  (208,028)
Net realized loss on investments allocated
   from Portfolio.......................      (7,759,908)       (483,781)
Net change in unrealized appreciation/
   depreciation on investments
   allocated from Portfolio.............      (8,696,982)      4,134,268
                                             -----------     -----------
   Net Increase (Decrease) from Operations   (16,691,388)      3,442,459
                                             -----------     -----------
Share Transactions:
Subscriptions - Class A.................       1,564,965       4,557,945
Redemptions - Class A...................      (1,227,187)       (294,699)
                                             -----------     -----------
   Net Increase - Class A...............         337,778       4,263,246
                                             -----------     -----------

Subscriptions - Class B.................       5,714,244      16,472,205
Redemptions - Class B...................      (3,292,150)     (1,662,868)
                                             -----------     -----------
   Net Increase - Class B...............       2,422,094      14,809,337
                                             -----------     -----------

Subscriptions - Class C.................         540,148         791,975
Redemptions - Class C...................        (151,579)        (95,230)
                                             -----------     -----------
   Net Increase - Class C...............         388,569         696,745
                                             -----------     -----------

Subscriptions - Class S.................       3,657,511      19,446,446
Redemptions - Class S...................      (4,012,386)    (14,355,692)
                                             -----------     -----------
   Net Increase (Decrease) - Class S....        (354,875)      5,090,754
                                             -----------     -----------

Subscriptions - Class Z.................              --           1,000
                                             -----------     -----------
Net Increase from Share Transactions....       2,793,566      24,861,082
                                             -----------     -----------
Total Increase (Decrease) in Net Assets.     (13,897,822)     28,303,541
Net Assets:
Beginning of period.....................      39,632,541      11,329,000
                                             -----------     -----------
End of period ..........................    $ 25,734,719    $ 39,632,541
                                            ============    ============


See notes to financial statements.

Statement of Changes in Net Assets

                                              Year Ended      Year Ended
                                           September 30,   September 30,
Changes in Shares:                                  2001            2000(a)
                                           -------------   -------------

Subscriptions - Class A.................         157,981         366,973
Redemptions - Class A...................        (123,759)        (23,468)
                                              ----------    ------------
   Net Increase - Class A...............          34,222         343,505
                                              ----------    ------------

Subscriptions - Class B.................         571,113       1,349,178
Redemptions - Class B...................        (341,530)       (135,229)
                                              ----------    ------------
   Net Increase - Class B...............         229,583       1,213,949
                                              ----------    ------------

Subscriptions - Class C.................          52,507          65,359
Redemptions - Class C...................         (16,204)         (7,743)
                                              ----------    ------------
   Net Increase - Class C...............          36,303          57,616
                                              ----------    ------------

Subscriptions - Class S.................         352,793       1,603,589
Redemptions - Class S...................        (381,193)     (1,168,735)
                                              ----------    ------------
   Net Increase (Decrease) - Class S....         (28,400)        434,854
                                              ----------    ------------

Subscriptions - Class Z.................              --              92
                                              ----------    ------------

(a) Class A, Class B, Class C and Class Z shares were initially offered on December 1, 1999.

 See notes to financial statements.

Notes to Financial Statements
September 30, 2001



Note 1. Significant Accounting Policies

Organization
     Stein Roe Growth Investor Fund - Class S and Liberty Growth Investor Fund - Class A, B, C and Z are the collective series of shares of Liberty Growth Investor Fund (the "Fund") a series of Liberty-Stein Roe Funds Investment Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Growth Investor Portfolio (the "Portfolio"), which seeks to achieve long-term capital appreciation by investing primarily in common stocks and other equity-type securities that are believed to have long term appreciation potential. The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class S and Class Z. This report is intended for the shareholders of Stein Roe Growth Investor Fund - Class S Shares. Effective October 31, 1999, Class S shares closed to new investors. Each share class has its own sales charge and expense structure, please refer to the Liberty Growth Investor Fund's prospectuses for more information on Class A, Class B, Class C and Class Z shares. The financial highlights for Class A, Class B, Class C and Class Z are presented in a separate annual report.
     The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 3, 1997. The Portfolio allocates income, expenses, realized and unrealized gains (losses) to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At September 30, 2001, the Fund owned 2.9% of the Portfolio.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make

                        20 Notes to Financial Statements
estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses for the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and the Portfolio in the preparation of the financial statements.

Security Valuation and Transactions
     Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid price.
     Short-term obligations with a maturity of 60 days or less are valued at amortized cost.
     Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.
     Security transactions are accounted for on the date the securities are purchased, sold or mature.
     Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Determination of Class Net Asset Values and Financial Highlights
     All income, expenses (other than 12b-1 service fees, distribution fees and class-specific transfer agent fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.
     The per share data was calculated using the average shares outstanding during the period.

Federal Income Taxes
     No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and makes distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.
     The Fund intends to utilize provisions of the federal income tax law, which allow the Fund to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains.
     At September 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows.

                          Year of              Capital loss
                        expiration            carryforwards
                           2008                $ 1,272,586
                           2009                    273,885
                                               -----------
                                               $ 1,546,471
                                               -----------

     Net capital losses of $7,932,322, attributable to security transactions occurring after October 31, 2000, are treated as arising on October 1, 2001, the first day of the Fund's next taxable year.

Distributions to Shareholders
     Distributions to shareholders are recorded on the ex-date.
     The amount and character of income and gains to be to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

     The following relassifications have been made to the financial statements:

                            Increase (Decrease)
----------------------------------------------------------------
                                 Accumulated         Accumulated
            Paid In            Net Investment       Net Realized
            Capital                 Loss                Loss
----------------------------------------------------------------

          $(234,574)             $ 234,498            $    76

     These differences are primarily due to a net operating loss. Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

Other
     Interest income is recorded on the accrual basis. Corporate actions and dividends are recorded on the ex-date.

Note 2. Fees and compensation paid to affiliates

Management Fee
     Stein Roe & Farnham Inc. (the "Advisor"), an affiliate of Liberty Financial Companies, Inc. ("Liberty Financial"), is the investment Advisor of the Portfolio and receives a monthly fee as follows:

Average Net Assets                   Annual Fee Rate
----------------------------------------------------
   First $500 million                     0.60%
   Next $500 million                      0.55%
   Over $1 billion                        0.50%

     On November 1, 2001, Liberty Financial, an intermediate parent of the Advisor, completed the sale of its asset management business, including each of the Liberty Financial affiliates, to Fleet National Bank ("Fleet"). This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Portfolio to Fleet. Liberty Financial had obtained approval of a new investment advisory contract by the Portfolio's Board of Trustees and fund shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

Administration Fee
     The Advisor also provides accounting and other services to the Fund for a monthly fee as follows:

Average Net Assets                   Annual Fee Rate
----------------------------------------------------
   First $500 million                     0.150%
   Next $500 million                      0.125%
   Over $1 billion                        0.100%

Bookkeeping Fee
     The Advisor is responsible for providing pricing and bookkeeping services to the Portfolio and the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). Effective February 1, 2001, the Advisor pays fees to State Street under the Outsourcing Agreement.
     During the period from October 1, 2000 to June 30, 2001, the Advisor provided bookkeeping and pricing services to the Fund for a monthly fee equal to $25,000 annually plus 0.0025% annually of each of the Portfolio and Fund's average net assets over $50 million. Effective July 1, 2001, under its pricing and bookkeeping agreement with the Portfolio and Fund, the Advisor receives from the Portfolio and Fund an annual flat fee of $10,000 and $5,000, respectively, paid monthly, and in any month that the Fund's average net assets are more than $50 million, a monthly fee equal to the average net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

Transfer Agent Fee
     Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.
     Prior to July 1, 2001, the Transfer Agent received a monthly fee equal to 0.22% of the average net assets attributable to Class S shares plus reimbursement for certain out-of-pocket expenses.
     The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.

Underwriting Discounts, Service and Distribution Fees
     Liberty Funds Distributor, Inc. (the Distributor), an affiliate of the Advisor, is the Fund's principal underwriter.
     The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee on Class A, Class B and Class C net assets. The plan also requires the payment of a distribution fee to the Distributor on Class A, Class B and Class C shares only. The fee structure for the 12b-1 plan is described in the Class A, Class B and Class C prospectus.

Expense Limits
     The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.10% annually (1.084% annually for Class S through June 30, 2001) of the Fund's average net assets.

Other
     The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

Note 3. Portfolio Information
Investment Activity
     During the year ended September 30, 2001, the Portfolio's purchases and sales of investments, other than short-term obligations, were $361,997,820 and $257,923,490, respectively.
     Unrealized appreciation (depreciation) at September 30, 2001 based on cost of investments for federal income tax purposes was:

Gross unrealized appreciation   $155,575,413
Gross unrealized depreciation   (255,467,406)
                                ------------
Net unrealized depreciation      (99,891,993)
                                ------------

Other
     The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Note 4. Line of Credit
     The Liberty-Stein Roe Funds Investment Trust and SR&F Base Trust (collectively the "Trusts") participate in an unsecured line of credit agreements provided by the custodian bank. The line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The borrowings available to the Trusts from the line of credit are $200 million. Borrowings may be made to temporarily finance repurchase of Fund shares. Interest is charged to each Trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by the Fund based on the relative asset size of the Fund to the Trusts as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire line of credit at any particular time. For the year ended September 30, 2001, the Trusts and the Fund had no borrowings under the agreement.

Note 5. Other Related Party Transactions

     During the year ended September 30, 2001, the Portfolio used AlphaTrade, Inc., a wholly owned subsidiary of Colonial Management Associates, Inc. (an affiliate of the Advisor), as a broker. Total commissions paid to AlphaTrade, Inc. during the year were $15,658.

SR&F Growth Investor Portfolio
                                                                                                  Period Ended
                                                           Year ended September 30,              September 30,
                                                   2001         2000         1999         1998            1997(a)
                                             ----------    ---------   ----------   ----------   -------------
Ratios to Average Net Assets:
Expenses (b) ...............................      0.58%        0.57%        0.59%        0.62%          0.63%(c)
Net investment income (b)...................      0.28%        0.06%        0.25%        0.42%          0.54%(c)
Portfolio turnover rate.....................        23%          72%          45%          45%            38%


(a)  From commencement of operations on February 3, 1997.

(b)  The benefits derived from custody credits, if applicable, had no impact.

(c)  Annualized.


Stein Roe Growth Investor Fund
Selected data for a share outstanding throughout each period, ratios and supplemental data are as follows:
                                                                     Years Ended September 30,
Class S Shares:                                                     2001         2000         1999 (a)
                                                               ---------    ---------    ---------
Net Asset Value, Beginning of Period..........................   $ 12.23       $ 9.45      $ 10.00
                                                               ---------    ---------    ---------
Income From Investment Operations:
Net investment loss (b).......................................     (0.02)       (0.05)       (0.02)
Net realized and unrealized gain(loss) on investments.........     (4.84)        2.83        (0.53)
                                                               ---------    ---------    ---------
   Total from Investment Operations...........................     (4.86)        2.78        (0.55)
                                                               ---------    ---------    ---------
Net Asset Value, End of Period................................   $  7.37      $ 12.23       $ 9.45
                                                               =========    =========    =========
Total return (c)..............................................  (39.74)%       29.42%(c)   (5.50)%(d)
                                                               =========    =========    =========
Ratios to Average Net Assets:
Net expenses..................................................     1.09%        1.08%        1.10%(e)
Net investment loss...........................................   (0.24)%      (0.51)%      (0.34)%(e)
Waiver/ reimbursement.........................................     0.49%        0.74%        1.24%(e)
Net assets, end of period (000's).............................   $11,836      $19,990      $11,329

(a)  From commencement of operations on March 31, 1999.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  Annualized.

                                 2 page spread
                           28-29 Financial Highlights

Report of Independent Accountants

     To the Trustees of Liberty-Stein Roe Funds Investment Trust and SR&F Base Trust and Stein Roe Growth Investor Fund - Class S Shareholders of Liberty Growth Investor Fund

     In our opinion, the accompanying statements of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and Class S financial highlights present fairly, in all material respects, the financial position of Liberty Growth Investor Fund (the "Fund")(a series of Liberty-Stein Roe Funds Investment Trust) and SR&F Growth Investor Portfolio (the "Portfolio")(a series of SR&F Base Trust) at September 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended and their financial highlights for the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's and the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights of the Portfolio for periods through September 30, 1998 were audited by other independent accountants, whose report dated November 16, 1998 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 7, 2001


                      30 Report Of Independent Accountants

Unaudited Information

     On December 27, 2000, a Special Meeting of Shareholders of the Fund was held to conduct the vote for and against the approval of the Items listed on the Fund's Proxy Statement for said Meeting. The election of eleven Trustees was passed on December 27, 2000, however, the approval of the remaining proposals did not pass and the Meeting was adjourned until January 25, 2001, at which time the proposals passed. On September 29, 2000, the record date for the Meeting, the Fund had shares of beneficial interest outstanding representing $37,651,639.89 of net asset value (NAV). The votes cast at each Meeting were as follows:

     Election of eleven Trustees:

                                           For             Withheld
-------------------------------------------------------------------
Douglas A. Hacker                     $14,601,310.00      $500,057.37
Janet Langford Kelly                   14,598,732.95       502,634.42
Richard W. Lowry                       14,579,908.17       521,459.20
Salvatore Macera                       14,582,706.76       518,660.60
William E. Mayer                       14,582,732.07       518,635.29
Charles R. Nelson                      14,618,393.52       482,973.85
John J. Neuhauser                      14,620,036.37       481,331.00
Joseph R. Palombo                      14,601,310.00       500,057.37
Thomas E. Stitzel                      14,576,840.21       524,527.16
Thomas C. Theobald                     14,581,089.22       520,278.14
Anne-Lee Verville                      14,625,928.23       475,439.13

     Election of eleven Trustees to the SR&F Base Trust:

                                           For             Withheld
-------------------------------------------------------------------
Douglas A. Hacker                      14,601,310.00       500,057.37
Janet Langford Kelly                   14,598,732.95       502,634.42
Richard W. Lowry                       14,579,908.17       521,459.20
Salvatore Macera                       14,582,706.76       518,660.60
William E. Mayer                       14,582,732.07       518,635.29
Charles R. Nelson                      14,618,393.52       482,973.85
John J. Neuhauser                      14,620,036.37       481,331.00
Joseph R. Palombo                      14,601,310.00       500,057.37
Thomas E. Stitzel                      14,576,840.21       524,527.16
Thomas C. Theobald                     14,581,089.22       520,278.14
Anne-Lee Verville                      14,625,928.23       475,439.13

                            31 Unaudited Information

     To approve the modification of the fundamental investment restriction relating to borrowing.
-----------------------------------------------------------------------

                                             % of NAV         % of NAV
                                             to Total         to Total
                              NAV         Outstanding NAV     NAV Voted
-----------------------------------------------------------------------
   For:                $15,385,051            40.86%           87.96%
-----------------------------------------------------------------------
   Against:                876,080             2.33%            5.01%
-----------------------------------------------------------------------
   Abstain:              1,229,867             3.27%            7.03%
-----------------------------------------------------------------------

     To approve or disapprove a similar modification of the fundamental investment restriction relating to borrowing for the Growth Investor Portfolio of SR&F Base Trust.
-----------------------------------------------------------------------

                                             % of NAV         % of NAV
                                             to Total         to Total
                              NAV         Outstanding NAV     NAV Voted
-----------------------------------------------------------------------
   For:                $15,250,611            40.50%           87.19%
-----------------------------------------------------------------------
   Against:              1,045,551             2.78%            5.98%
-----------------------------------------------------------------------
   Abstain:              1,194,836             3.17%            6.83%
-----------------------------------------------------------------------

     On September 26, 2001 a Special Meeting of Shareholders of the Fund was held to conduct a vote for and against the approval of a new investment advisory agreement for the Portfolio. On July 18, 2001, the record date for the Meeting, the Fund had eligible NAV of shares outstanding of $32,630,571. The votes cast were as follows:
-----------------------------------------------------------------------

   Proposal of                               % of NAV         % of NAV
   new investment                            to Total         to Total
   advisory agreement:        NAV         Outstanding NAV     NAV Voted
-----------------------------------------------------------------------
   For:                $18,727,608            57.39%           93.41%
-----------------------------------------------------------------------
   Against:                738,124             2.26%            3.68%
-----------------------------------------------------------------------
   Abstain:                563,191             1.79%            2.91%
-----------------------------------------------------------------------

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